Operating Profit (Details) - Schedule of operating profit - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Operating profit is stated after accounting for the following charges:
Depreciation of property, plant and equipment		R 458,281	R 372,936	R 282,976
Amortization of capitalized commission assets		64,566	46,957	31,262
Amortization of intangible assets		39,078	25,856	12,786
Write down of inventory to net realizable value				7,623
Employee benefits expense	[1]	720,606	396,369	325,686
Defined contribution plan		R 26,534	R 21,742	R 17,731

[1]	After offsetting government grant received ZAR6.7 million (2021: ZAR16.7 million, 2020: Nil).